8. INVESTMENTS IN JOINT VENTURES (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	$ 1,064	$ 105	$ 9
CIESA
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	518	125	0
Citelec
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	596	(20)	9
Greenwind
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	$ (50)	$ 0	$ 0